Quarterly Holdings Report
for
Fidelity® Low-Priced Stock Fund
October 31, 2025
LPS-NPRT1-1225
1.809099.122
Common Stocks - 98.0%
	Shares	Value ($)
AUSTRALIA - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Amotiv Ltd	1,978,894	11,562,478
Consumer Staples - 0.0%
Food Products - 0.0%
Inghams Group Ltd	5,205,442	8,242,328
Financials - 0.0%
Insurance - 0.0%
AUB Group Ltd	360,502	8,713,276
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Servcorp Ltd	868,622	4,194,345
TOTAL AUSTRALIA		32,712,427
AUSTRIA - 0.4%
Materials - 0.4%
Construction Materials - 0.3%
Wienerberger AG	2,051,707	60,872,528
Containers & Packaging - 0.1%
Mayr Melnhof Karton AG	218,690	19,913,769
TOTAL AUSTRIA		80,786,297
BELGIUM - 0.1%
Information Technology - 0.1%
IT Services - 0.0%
Econocom Group SA/NV	4,274,044	8,434,128
Semiconductors & Semiconductor Equipment - 0.1%
Melexis NV (a)	93,785	6,756,330
X-Fab Silicon Foundries SE (b)(c)(d)	378,355	2,398,610
		9,154,940
TOTAL BELGIUM		17,589,068
BRAZIL - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Hypera SA	7,215,200	34,654,740
CANADA - 2.9%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Mty Food Group Inc	980,419	23,655,042
Specialty Retail - 0.2%
Bmtc Group Inc (e)	3,035,019	28,131,081
Leon's Furniture Ltd	174,766	3,639,738
		31,770,819
Textiles, Apparel & Luxury Goods - 0.1%
Gildan Activewear Inc	442,598	25,810,196
TOTAL CONSUMER DISCRETIONARY		81,236,057

Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 1.0%
Alimentation Couche-Tard Inc	2,931,428	148,980,207
Metro Inc/CN	1,244,353	82,945,037
North West Co Inc/The	71,131	2,307,554
		234,232,798
Energy - 1.1%
Energy Equipment & Services - 0.0%
PHX Energy Services Corp	1,135,679	6,170,100
Oil, Gas & Consumable Fuels - 1.1%
Cenovus Energy Inc	9,476,852	160,137,886
Parkland Corp	2,830,613	80,646,890
		240,784,776
TOTAL ENERGY		246,954,876

Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Goodfellow Inc (e)	637,436	5,453,803
Richelieu Hardware Ltd	650,486	17,832,653
		23,286,456
Information Technology - 0.1%
Software - 0.1%
Open Text Corp	484,267	18,579,307
Materials - 0.2%
Paper & Forest Products - 0.2%
Stella-Jones Inc	758,348	43,044,515
Western Forest Prods Inc (b)	397,841	3,384,010
		46,428,525
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Matters Inc (b)	3,348,372	17,570,865
TOTAL CANADA		668,288,884
CHINA - 2.9%
Communication Services - 0.1%
Entertainment - 0.1%
Netease Inc	718,455	20,160,376
Consumer Discretionary - 0.5%
Broadline Retail - 0.1%
Vipshop Holdings Ltd Class A ADR	946,954	16,562,225
Household Durables - 0.2%
Chervon Holdings Ltd	11,746,179	30,474,415
Gree Electric Appliances Inc of Zhuhai A Shares (China)	2,607,037	14,560,053
		45,034,468
Textiles, Apparel & Luxury Goods - 0.2%
Best Pacific International Holdings Ltd (d)	33,113,612	13,977,472
Shenzhou International Group Holdings Ltd	4,243,483	36,643,187
		50,620,659
TOTAL CONSUMER DISCRETIONARY		112,217,352

Consumer Staples - 0.0%
Food Products - 0.0%
Sunjuice Holdings Co Ltd	240,000	1,138,476
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
China Petroleum & Chemical Corp H Shares	59,097,223	31,409,814
Financials - 0.0%
Financial Services - 0.0%
Far East Horizon Ltd	10,801,074	9,702,209
Health Care - 0.6%
Health Care Providers & Services - 0.5%
Sinopharm Group Co Ltd H Shares	40,943,123	102,060,767
Pharmaceuticals - 0.1%
China Medical System Holdings Ltd	15,088,778	26,078,243
Consun Pharmaceutical Group Ltd	3,784,651	7,320,370
		33,398,613
TOTAL HEALTH CARE		135,459,380

Industrials - 0.2%
Construction & Engineering - 0.0%
Sinopec Engineering Group Co Ltd H Shares	2,926,376	2,756,700
Machinery - 0.1%
Haitian International Holdings Ltd	6,338,902	17,326,737
Precision Tsugami China Corp Ltd (d)	885,993	4,490,082
TK Group Holdings Ltd	7,603,249	2,495,098
		24,311,917
Trading Companies & Distributors - 0.0%
Horizon Construction Development Ltd	631,312	90,993
Transportation Infrastructure - 0.1%
Qingdao Port International Co Ltd H Shares (c)(d)	15,611,210	14,264,060
TOTAL INDUSTRIALS		41,423,670

Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 1.4%
Kingboard Holdings Ltd	53,682,648	192,331,935
VSTECS Holdings Ltd (a)(e)	104,953,917	130,203,880
		322,535,815
TOTAL CHINA		674,047,092
DENMARK - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Scandinavian Tobacco Group A/S Series A (c)(d)	107,470	1,424,871
FRANCE - 2.3%
Communication Services - 0.1%
Media - 0.1%
IPSOS SA	321,500	12,317,978
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Cie Generale des Etablissements Michelin SCA Series B	1,007,128	32,173,133
Household Durables - 0.0%
SEB SA	193,324	10,691,619
Specialty Retail - 0.0%
Maisons du Monde SA (b)(c)(d)	807,601	1,903,652
Mr Bricolage SA (b)	785,663	6,502,168
		8,405,820
TOTAL CONSUMER DISCRETIONARY		51,270,572

Energy - 1.3%
Energy Equipment & Services - 0.1%
Vallourec SACA	335,170	6,237,358
Oil, Gas & Consumable Fuels - 1.2%
TotalEnergies SE ADR (a)	4,220,063	262,656,721
TOTAL ENERGY		268,894,079

Financials - 0.1%
Capital Markets - 0.1%
Antin Infrastructure Partners SA	1,775,962	22,353,924
Industrials - 0.2%
Commercial Services & Supplies - 0.0%
Societe BIC SA	38,118	2,122,143
Ground Transportation - 0.2%
Stef SA	281,938	39,322,077
Professional Services - 0.0%
Synergie SA	126,089	4,883,306
Trading Companies & Distributors - 0.0%
Thermador Groupe	60,430	5,321,614
TOTAL INDUSTRIALS		51,649,140

Information Technology - 0.4%
IT Services - 0.4%
Alten SA	133,181	10,968,367
Neurones	67,981	3,087,317
Sopra Steria Group	528,685	82,206,545
		96,262,229
Software - 0.0%
Linedata Services	49,800	2,577,348
TOTAL INFORMATION TECHNOLOGY		98,839,577

Materials - 0.0%
Containers & Packaging - 0.0%
Groupe Guillin	351,403	10,126,116
TOTAL FRANCE		515,451,386
GERMANY - 0.3%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Mercedes-Benz Group AG	427,874	27,762,421
Financials - 0.0%
Capital Markets - 0.0%
DWS Group GmbH & Co KGaA (c)(d)	145,710	9,312,974
Insurance - 0.0%
Talanx AG	8,408	1,022,451
TOTAL FINANCIALS		10,335,425

Industrials - 0.1%
Commercial Services & Supplies - 0.0%
Takkt AG	1,484,182	7,698,341
Machinery - 0.1%
JOST Werke SE (c)(d)	71,450	4,159,020
Stabilus SE	207,303	5,197,115
		9,356,135
Trading Companies & Distributors - 0.0%
Brenntag SE	164,340	9,120,886
TOTAL INDUSTRIALS		26,175,362

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
BRANICKS Group AG (a)(b)	669,393	1,512,288
Instone Real Estate Group SE (c)(d)	1,345,577	12,857,619
		14,369,907
TOTAL GERMANY		78,643,115
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Patria Investments Ltd Class A	1,129,630	16,458,709
GREECE - 1.3%
Consumer Discretionary - 0.7%
Distributors - 0.0%
Autohellas Tourist and Trading SA	176,614	2,255,601
Specialty Retail - 0.7%
JUMBO SA	4,748,336	150,731,089
TOTAL CONSUMER DISCRETIONARY		152,986,690

Consumer Staples - 0.2%
Personal Care Products - 0.2%
Sarantis SA (e)	3,441,907	50,067,504
Financials - 0.4%
Banks - 0.4%
Eurobank Ergasias Services and Holdings SA	12,406,962	46,670,078
National Bank of Greece SA	2,907,900	42,718,575
		89,388,653
TOTAL GREECE		292,442,847
HONG KONG - 0.3%
Communication Services - 0.0%
Media - 0.0%
Pico Far East Holdings Ltd	21,314,758	7,186,707
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Cross-Harbour Holdings Ltd/The	861,838	933,869
Specialty Retail - 0.0%
Goldlion Holdings Ltd	21,197,919	2,564,303
Textiles, Apparel & Luxury Goods - 0.0%
Sun Hing Vision Group Holdings Ltd (b)(e)	13,179,820	644,527
Victory City International Holdings Ltd (b)(f)	8,385,171	11
		644,538
TOTAL CONSUMER DISCRETIONARY		4,142,710

Consumer Staples - 0.0%
Food Products - 0.0%
Pacific Andes International Holdings Ltd (b)(f)	106,294,500	137
Pacific Andes Resources Development Ltd (b)(f)	205,371,360	1,578
		1,715
Financials - 0.1%
Consumer Finance - 0.1%
Aeon Credit Service Asia Co Ltd	13,383,458	13,038,045
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
PAX Global Technology Ltd	15,426,268	10,581,234
Semiconductors & Semiconductor Equipment - 0.2%
ASMPT Ltd	2,536,613	26,768,024
TOTAL INFORMATION TECHNOLOGY		37,349,258

Materials - 0.0%
Chemicals - 0.0%
EcoGreen International Group Ltd (b)(e)(f)	51,434,282	65
TOTAL HONG KONG		61,718,500
INDIA - 0.5%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Oil & Natural Gas Corp Ltd	5,658,393	16,278,757
Oil India Ltd	2,303,450	11,245,423
Petronet LNG Ltd	5,224,700	16,554,350
		44,078,530
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Redington Ltd	22,100,220	63,177,276
TOTAL INDIA		107,255,806
INDONESIA - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Selamat Sempurna Tbk PT	53,189,893	6,140,986
IRELAND - 0.4%
Financials - 0.3%
Banks - 0.3%
AIB Group PLC	4,354,016	40,073,973
Bank of Ireland Group PLC	1,992,693	32,581,208
		72,655,181
Industrials - 0.1%
Machinery - 0.0%
Mincon Group Plc	1,971,330	1,022,514
Marine Transportation - 0.1%
Irish Continental Group PLC unit	4,381,182	28,986,825
TOTAL INDUSTRIALS		30,009,339

TOTAL IRELAND		102,664,520
ISLE OF MAN - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Strix Group PLC (b)	6,600,337	2,900,403
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Max Stock Ltd	1,303,522	9,361,020
ITALY - 0.8%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Brembo NV	2,012,262	21,675,109
Pirelli & C SpA (c)(d)	1,977,277	13,847,862
		35,522,971
Consumer Staples - 0.3%
Beverages - 0.3%
Coca-Cola HBC AG	1,407,478	63,864,594
Consumer Staples Distribution & Retail - 0.0%
MARR SpA (a)	250,402	2,655,358
MARR SpA	113,187	1,200,278
		3,855,636
TOTAL CONSUMER STAPLES		67,720,230

Financials - 0.1%
Capital Markets - 0.1%
Banca Generali SpA	334,651	18,901,038
Health Care - 0.1%
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	404,114	23,988,803
Industrials - 0.0%
Machinery - 0.0%
Interpump Group SpA	363,311	18,719,038
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Sesa SpA	266,185	24,729,542
TOTAL ITALY		189,581,622
JAPAN - 8.3%
Communication Services - 0.0%
Media - 0.0%
NE Inc	592,073	2,881,414
RKB Mainichi Holdings Corp	33,554	1,092,993
		3,974,407
Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Daikyonishikawa Corp	473,054	2,240,798
Automobiles - 0.1%
Isuzu Motors Ltd	1,155,212	14,204,962
Distributors - 0.3%
Arata Corp	1,133,386	22,099,961
Central Automotive Products Ltd	868,502	10,127,170
PALTAC Corp	754,401	22,263,421
		54,490,552
Diversified Consumer Services - 0.0%
Aucnet Inc	401,007	5,240,595
Gakkyusha Co Ltd	181,977	2,682,835
JP-Holdings Inc	828,780	3,199,819
		11,123,249
Household Durables - 0.0%
FJ Next Holdings Co Ltd	1,135,765	11,128,448
Leisure Products - 0.0%
Roland Corp	263,820	5,597,894
Specialty Retail - 0.1%
ARCLANDS CORP	1,064,934	12,106,705
Hamee Corp (a)	592,073	1,993,939
Syuppin Co Ltd	284,270	2,348,165
		16,448,809
TOTAL CONSUMER DISCRETIONARY		115,234,712

Consumer Staples - 1.2%
Consumer Staples Distribution & Retail - 1.1%
Belc Co Ltd	1,019,418	47,891,677
Blue Zones Holdings Co Ltd	685,918	34,939,045
Cosmos Pharmaceutical Corp	358,655	16,055,810
Create SD Holdings Co Ltd	1,518,618	31,483,904
G-7 Holdings Inc	1,452,837	12,057,482
Genky DrugStores Co Ltd (e)	1,892,250	62,989,050
Halows Co Ltd (e)	1,396,205	39,636,603
Kato Sangyo Co Ltd	160,199	6,153,904
YAKUODO Holdings Co Ltd	148,172	1,955,628
		253,163,103
Food Products - 0.1%
Pickles Holdings Co Ltd	337,457	2,406,497
S Foods Inc	761,673	12,355,996
		14,762,493
Household Products - 0.0%
Transaction Co Ltd	755,121	5,007,680
TOTAL CONSUMER STAPLES		272,933,276

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Iwatani Corp	373,478	3,893,274
Financials - 0.3%
Financial Services - 0.3%
Fuyo General Lease Co Ltd	369,238	9,667,610
Zenkoku Hosho Co Ltd	2,941,275	60,482,126
		70,149,736
Health Care - 0.3%
Health Care Equipment & Supplies - 0.1%
Fukuda Denshi Co Ltd	432,645	19,595,497
Nakanishi Inc	374,412	4,963,492
Techno Medica Co Ltd	35,578	433,557
		24,992,546
Health Care Providers & Services - 0.2%
Ship Healthcare Holdings Inc	2,126,996	31,792,455
WIN-Partners Co Ltd (e)	1,994,479	16,319,759
		48,112,214
Health Care Technology - 0.0%
Software Service Inc	47,285	4,203,520
TOTAL HEALTH CARE		77,308,280

Industrials - 3.1%
Air Freight & Logistics - 0.3%
AIT Corp	153,724	1,998,981
AZ-COM MARUWA Holdings Inc	3,699,411	24,677,143
Hamakyorex Co Ltd (e)	4,720,184	46,892,490
Senko Group Holdings Co Ltd	473,300	6,179,220
		79,747,834
Building Products - 0.2%
Kondotec Inc (e)	1,516,590	16,532,809
Nihon Dengi Co Ltd	586,665	20,861,230
Nihon Flush Co Ltd	1,074,777	5,642,039
		43,036,078
Commercial Services & Supplies - 0.1%
CTS Co Ltd	267,239	1,541,597
Green Cross Holdings Co Ltd	360,611	2,960,047
Prestige International Inc	2,449,045	10,536,090
		15,037,734
Construction & Engineering - 0.1%
Dai-Dan Co Ltd	189,335	8,415,708
Daiichi Kensetsu Corp	260,492	5,916,047
Raiznext Corp	1,303,750	16,217,564
		30,549,319
Electrical Equipment - 0.1%
Aichi Electric Co Ltd	296,040	11,141,600
Fuji Electric Co Ltd	13,353	958,304
		12,099,904
Ground Transportation - 0.2%
Sakai Moving Service Co Ltd (e)	2,443,256	44,660,646
Machinery - 0.5%
Anest Iwata Corp	593,734	5,852,196
Daiwa Industries Ltd	804,980	8,247,767
Estic Corp	354,861	2,323,371
Hosokawa Micron Corp	104,125	3,851,226
Nadex Co Ltd (a)(e)	688,987	4,426,041
Shinwa Co Ltd/Nagoya	244,303	4,874,646
Takeuchi Manufacturing Co Ltd	425,776	17,599,073
Teikoku Electric Manufacturing Co Ltd	493,724	9,899,469
Tocalo Co Ltd	2,709,502	39,822,349
Trinity Industrial Corp	514,479	3,929,283
Yamada Corp	52,107	1,802,156
		102,627,577
Professional Services - 0.3%
Altech Corp	616,796	10,241,911
Artner Co Ltd	233,726	2,992,287
Careerlink Co Ltd	155,957	2,393,344
Creek & River Co Ltd	9,498	90,351
Gakujo Co Ltd (a)	260,633	2,729,620
Ifis Japan Ltd	167,924	736,595
Persol Holdings Co Ltd	17,007,211	28,240,513
Quick Co Ltd (e)	983,211	15,011,975
WDB Holdings Co Ltd	624,890	6,548,552
Will Group Inc	1,054,735	6,974,077
		75,959,225
Trading Companies & Distributors - 1.3%
Chori Co Ltd	953,342	24,589,802
Inaba Denki Sangyo Co Ltd	340,558	10,039,290
ITOCHU Corp	1,758,144	101,888,159
Mitani Corp	2,658,508	40,021,663
Parker Corp (e)	2,024,671	14,714,370
Sanyo Trading Co Ltd	244,650	2,522,541
Senshu Electric Co Ltd (a)(e)	984,171	28,897,371
Totech Corp (e)	2,147,838	44,459,174
Yamazen Corp	122,987	1,140,409
Yuasa Trading Co Ltd	409,540	13,340,411
		281,613,190
Transportation Infrastructure - 0.0%
Daito Koun Co Ltd	18,790	181,913
TOTAL INDUSTRIALS		685,513,420

Information Technology - 1.8%
Electronic Equipment, Instruments & Components - 0.4%
Daiwabo Holdings Co Ltd	1,406,636	26,332,781
Dexerials Corp	1,418,625	22,994,778
Maruwa Co Ltd/Aichi	60,317	17,170,247
Nippo Ltd (e)	605,518	10,805,104
Riken Keiki Co Ltd	238,852	5,455,577
		82,758,487
IT Services - 0.4%
Argo Graphics Inc	2,734,380	24,290,223
Asahi Intelligence Service Co Ltd	204,036	1,341,175
Avant Group Corp	216,921	2,232,410
Densan System Holdings Co Ltd (a)	135,674	3,142,925
DTS Corp	2,237,354	18,670,023
Future Corp	361,526	5,104,669
Himacs Ltd	2,596	20,820
Information Planning Co	118,586	4,216,802
TDC Soft Inc	994,649	8,713,102
TIS Inc	437,011	15,071,789
		82,803,938
Semiconductors & Semiconductor Equipment - 0.6%
Japan Material Co Ltd	300,498	3,771,093
Renesas Electronics Corp	5,884,336	72,669,041
SUMCO Corp	4,101,462	41,983,365
		118,423,499
Software - 0.3%
Cresco Ltd	1,220,305	12,867,404
Focus Systems Corp	380,043	3,992,535
Fukui Computer Holdings Inc	189,221	3,787,858
KSK Co Ltd/Inagi (e)	513,773	17,602,501
NSW Inc/Japan	165,593	2,670,162
Pro-Ship Inc	1,139,192	11,036,361
System Research Co Ltd	259,871	3,431,559
WingArc1st Inc	620,037	13,518,424
		68,906,804
Technology Hardware, Storage & Peripherals - 0.1%
Elecom Co Ltd	520,512	6,093,074
MCJ Co Ltd	2,546,085	24,054,894
		30,147,968
TOTAL INFORMATION TECHNOLOGY		383,040,696

Materials - 0.8%
Chemicals - 0.4%
C Uyemura & Co Ltd	710,593	57,913,491
JCU Corp	357,113	10,543,535
Kansai Paint Co Ltd	1,440,620	23,126,948
Muto Seiko Co	4,194	45,855
		91,629,829
Construction Materials - 0.1%
Mitani Sekisan Co Ltd	884,613	43,280,657
Vertex Corp/Japan	57,078	511,113
		43,791,770
Containers & Packaging - 0.3%
Kohsoku Corp (e)	1,561,443	28,937,001
Pack Corp/The (e)	3,647,342	28,424,228
		57,361,229
TOTAL MATERIALS		192,782,828

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Arealink Co Ltd	847,662	5,593,876
Starts Corp Inc	325,036	10,092,124
		15,686,000
Utilities - 0.2%
Electric Utilities - 0.2%
Kansai Electric Power Co Inc/The	3,269,068	51,069,244
TOTAL JAPAN		1,871,585,873
KOREA (SOUTH) - 2.5%
Consumer Discretionary - 0.6%
Automobile Components - 0.2%
Snt Holdings Co Ltd (e)	885,108	39,262,169
Household Durables - 0.0%
Cuckoo Holdings Co Ltd	508,128	10,203,373
Textiles, Apparel & Luxury Goods - 0.4%
Handsome Co Ltd	567,029	5,820,016
Youngone Corp	250,000	10,110,127
Youngone Holdings Co Ltd (e)	752,000	74,765,403
		90,695,546
TOTAL CONSUMER DISCRETIONARY		140,161,088

Consumer Staples - 0.2%
Food Products - 0.1%
Otoki Corp	77,998	21,201,337
Tobacco - 0.1%
KT&G Corp	329,470	30,935,501
TOTAL CONSUMER STAPLES		52,136,838

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Mi Chang Oil Industrial Co Ltd (e)	173,900	13,250,010
Financials - 0.1%
Capital Markets - 0.0%
Korea Ratings Corp	88,600	6,075,032
Financial Services - 0.1%
Nice Information & Telecom Inc	433,187	6,925,488
TOTAL FINANCIALS		13,000,520

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
InBody Co Ltd (e)	730,922	14,651,579
Interojo Co Ltd	120,700	1,448,305
Value Added Technology Co Ltd	436,553	6,704,405
Vieworks Co Ltd	384,358	5,090,674
		27,894,963
Pharmaceuticals - 0.3%
Daewon Pharmaceutical Co Ltd (e)	2,142,922	19,506,189
Daihan Pharmaceutical Co Ltd	297,037	6,037,337
Huons Co Ltd (e)	853,834	17,443,959
Korea United Pharm Inc	40,010	532,157
Kwang Dong Pharmaceutical Co Ltd (e)	4,164,491	16,637,451
Whanin Pharmaceutical Co Ltd (e)	1,016,010	8,103,854
		68,260,947
TOTAL HEALTH CARE		96,155,910

Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Fursys Inc (e)	900,000	28,682,675
S-1 Corp	696,530	36,550,208
		65,232,883
Electrical Equipment - 0.0%
Vitzrocell Co Ltd	140,000	2,683,906
Machinery - 0.0%
Hy-Lok Corp	93,300	2,428,361
Professional Services - 0.0%
e-Credible Co Ltd	250,349	2,895,393
TOTAL INDUSTRIALS		73,240,543

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.0%
MAKUS Inc	601,127	11,103,475
SAMT Co Ltd	100,000	258,176
		11,361,651
IT Services - 0.0%
Gabia Inc	143,535	2,721,547
Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co Ltd	2,033,740	152,965,206
TOTAL INFORMATION TECHNOLOGY		167,048,404

Materials - 0.1%
Chemicals - 0.1%
Miwon Commercial Co Ltd	28,100	2,972,671
Soulbrain Co Ltd	125,277	24,805,418
		27,778,089
TOTAL KOREA (SOUTH)		582,771,402
MALAYSIA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Scientex BHD	8,648,200	7,000,334
MEXICO - 0.2%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Corporativo Fragua SAB de CV	256,372	7,403,098
Food Products - 0.0%
Gruma SAB de CV Series B	411,491	6,983,287
TOTAL CONSUMER STAPLES		14,386,385

Financials - 0.0%
Insurance - 0.0%
Qualitas Controladora SAB de CV	786,276	7,129,957
Health Care - 0.1%
Health Care Providers & Services - 0.0%
Medica Sur SAB de CV	1,081,056	3,056,063
Pharmaceuticals - 0.1%
Genomma Lab Internacional SAB de CV	13,036,367	12,756,743
TOTAL HEALTH CARE		15,812,806

TOTAL MEXICO		37,329,148
NETHERLANDS - 1.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Acomo NV	130,653	3,539,034
Financials - 0.4%
Capital Markets - 0.2%
Van Lanschot Kempen NV depository receipt	969,637	56,664,961
Insurance - 0.2%
ASR Nederland NV	634,599	42,352,144
TOTAL FINANCIALS		99,017,105

Industrials - 0.7%
Machinery - 0.7%
Aalberts NV	4,845,373	154,034,830
TOTAL NETHERLANDS		256,590,969
NEW ZEALAND - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hallenstein Glasson Holdings Ltd	617,518	3,480,741
NORWAY - 0.5%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Europris ASA (c)(d)	2,468,578	21,275,698
Specialty Retail - 0.0%
Kid ASA (a)(c)(d)	184,763	2,502,602
TOTAL CONSUMER DISCRETIONARY		23,778,300

Financials - 0.4%
Banks - 0.4%
SpareBank 1 Nord Norge	2,321,315	31,510,804
Sparebank 1 Oestlandet	1,956,429	34,295,090
SpareBank 1 Sor-Norge ASA	1,074,256	18,474,753
		84,280,647
Capital Markets - 0.0%
ABG Sundal Collier Holding ASA	5,418,349	3,760,495
TOTAL FINANCIALS		88,041,142

Industrials - 0.0%
Construction & Engineering - 0.0%
Multiconsult ASA (c)(d)	203,945	3,463,094
Norconsult Norge AS	1,092,294	5,052,099
		8,515,193
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Selvaag Bolig ASA	486,006	1,580,955
TOTAL NORWAY		121,915,590
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Intercorp Financial Services Inc (United States) (d)	525,741	22,622,635
PHILIPPINES - 0.1%
Consumer Staples - 0.1%
Food Products - 0.1%
Century Pacific Food Inc	17,468,363	10,413,863
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Robinsons Land Corp	29,860,287	7,578,301
TOTAL PHILIPPINES		17,992,164
POLAND - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Eurocash SA (b)	2,322,878	5,069,699
PORTUGAL - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Ibersol SGPS SA	1,133,596	13,197,058
Materials - 0.0%
Containers & Packaging - 0.0%
Corticeira Amorim SGPS SA	1,417,266	11,892,693
TOTAL PORTUGAL		25,089,751
PUERTO RICO - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (b)	2,088,844	16,522,756
Financials - 0.5%
Banks - 0.2%
First BanCorp/Puerto Rico	1,814,114	35,357,082
Financial Services - 0.3%
EVERTEC Inc	2,521,479	71,786,507
TOTAL FINANCIALS		107,143,589

TOTAL PUERTO RICO		123,666,345
SINGAPORE - 0.1%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hour Glass Ltd/The	1,763,873	2,845,831
Consumer Staples - 0.0%
Food Products - 0.0%
Delfi Ltd	7,111,806	4,425,755
Industrials - 0.1%
Construction & Engineering - 0.1%
Boustead Singapore Ltd	5,731,448	7,882,062
Professional Services - 0.0%
HRnetgroup Ltd (d)	4,359,762	2,478,660
Trading Companies & Distributors - 0.0%
KS Energy Ltd (b)(f)	12,767,454	98
TOTAL INDUSTRIALS		10,360,820

Real Estate - 0.0%
Industrial REITs - 0.0%
Mapletree Industrial Trust	4,741,805	7,759,715
TOTAL SINGAPORE		25,392,121
SPAIN - 0.8%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
CIE Automotive SA	2,154,186	72,255,955
Financials - 0.2%
Banks - 0.2%
Bankinter SA	2,128,967	32,073,176
Insurance - 0.0%
Grupo Catalana Occidente SA	61,799	3,526,015
TOTAL FINANCIALS		35,599,191

Health Care - 0.2%
Health Care Equipment & Supplies - 0.1%
Prim SA (e)	1,287,466	20,479,169
Pharmaceuticals - 0.1%
Faes Farma SA	2,906,805	14,943,358
TOTAL HEALTH CARE		35,422,527

Industrials - 0.1%
Air Freight & Logistics - 0.1%
Logista Integral SA	997,814	33,261,769
Materials - 0.0%
Paper & Forest Products - 0.0%
Miquel y Costas & Miquel SA	450,719	6,935,608
TOTAL SPAIN		183,475,050
SWEDEN - 1.3%
Consumer Discretionary - 0.7%
Automobile Components - 0.2%
Autoliv Inc	376,681	43,996,341
Automobiles - 0.0%
Kabe Group AB B Shares	138,400	3,321,512
Broadline Retail - 0.1%
Rusta AB	2,964,517	19,596,502
Hotels, Restaurants & Leisure - 0.2%
Betsson AB B Shares	2,936,641	45,964,950
Household Durables - 0.1%
JM AB	1,396,337	19,945,047
Specialty Retail - 0.1%
BHG Group AB (b)	4,174,329	12,663,263
TOTAL CONSUMER DISCRETIONARY		145,487,615

Consumer Staples - 0.0%
Beverages - 0.0%
Viva Wine Group AB	2,495,138	10,085,345
Industrials - 0.5%
Building Products - 0.0%
Inwido AB	14,350	217,359
Electrical Equipment - 0.3%
AQ Group AB	2,335,181	48,226,364
Machinery - 0.2%
Beijer Alma AB B Shares	1,549,111	47,450,467
Trading Companies & Distributors - 0.0%
Alligo AB B Shares	604,731	7,562,121
TOTAL INDUSTRIALS		103,456,311

Information Technology - 0.0%
IT Services - 0.0%
KNOW IT AB	355,252	4,532,148
Proact IT Group AB	594,992	6,475,848
		11,007,996
Materials - 0.1%
Chemicals - 0.0%
Kb Components Ab	1,465,632	7,003,994
Metals & Mining - 0.1%
Alleima AB	510,963	4,426,437
Boliden AB (b)	141,992	6,411,891
		10,838,328
TOTAL MATERIALS		17,842,322

TOTAL SWEDEN		287,879,589
SWITZERLAND - 0.3%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Garrett Motion Inc (a)	2,581,461	43,729,950
Financials - 0.1%
Capital Markets - 0.1%
Vontobel Holding AG	244,423	18,527,248
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Bossard Holding AG Series A	58,409	12,672,521
TOTAL SWITZERLAND		74,929,719
TAIWAN - 1.6%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Formosa Optical Technology Co Ltd	1,002,000	3,187,205
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hi-Clearance Inc	1,660,459	7,418,062
Pharmaceuticals - 0.0%
Syngen Biotech Co Ltd	357,700	1,568,962
TOTAL HEALTH CARE		8,987,024

Industrials - 0.1%
Construction & Engineering - 0.1%
United Integrated Services Co Ltd	300,800	8,424,511
Trading Companies & Distributors - 0.0%
Lumax International Corp Ltd	2,201,510	7,088,493
TOTAL INDUSTRIALS		15,513,004

Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 0.8%
FLEXium Interconnect Inc (b)	600,000	1,232,049
Hon Hai Precision Industry Co Ltd	4,547,012	38,041,965
Simplo Technology Co Ltd	5,766,000	65,663,233
Thinking Electronic Industrial Co Ltd	4,124,000	25,324,453
Tripod Technology Corp	3,548,000	39,367,145
Yageo Corp	423,652	3,427,427
		173,056,272
IT Services - 0.0%
Dimerco Data System Corp	994,799	3,943,254
Semiconductors & Semiconductor Equipment - 0.7%
Parade Technologies Ltd	478,000	10,560,790
Powertech Technology Inc	6,000,000	33,725,388
Taiwan Semiconductor Manufacturing Co Ltd	867,000	41,877,444
Topco Scientific Co Ltd	5,738,593	63,766,288
		149,929,910
Technology Hardware, Storage & Peripherals - 0.0%
TSC Auto ID Technology Co Ltd (e)	2,544,911	16,165,121
TOTAL INFORMATION TECHNOLOGY		343,094,557

TOTAL TAIWAN		370,781,790
UNITED KINGDOM - 5.6%
Communication Services - 0.0%
Media - 0.0%
4imprint Group PLC	166,703	7,292,625
Reach PLC	359,113	278,814
		7,571,439
Consumer Discretionary - 1.7%
Broadline Retail - 0.2%
B&M European Value Retail SA	16,592,040	39,158,244
Distributors - 0.3%
Inchcape PLC	7,682,773	77,109,442
Diversified Consumer Services - 0.1%
ME Group International PLC	9,245,030	22,881,549
Hotels, Restaurants & Leisure - 0.2%
Greggs PLC	1,118,665	23,704,490
Hollywood Bowl Group PLC	4,031,543	14,273,362
J D Wetherspoon PLC	1,288,768	10,920,201
		48,898,053
Household Durables - 0.4%
Barratt Redrow PLC	6,104,754	30,178,565
Vistry Group PLC (b)	6,084,133	51,489,138
		81,667,703
Specialty Retail - 0.3%
Dunelm Group PLC	957,388	14,061,316
JD Sports Fashion PLC	10,872,280	13,308,819
Pets at Home Group Plc	13,120,203	36,919,536
		64,289,671
Textiles, Apparel & Luxury Goods - 0.2%
Coats Group PLC	17,719,211	19,041,181
Dr Martens PLC	27,586,815	32,942,886
		51,984,067
TOTAL CONSUMER DISCRETIONARY		385,988,729

Consumer Staples - 0.9%
Beverages - 0.4%
AG Barr PLC	2,656,023	23,342,864
Diageo PLC	2,784,300	64,043,788
		87,386,652
Food Products - 0.0%
Fevara PLC	2,256,801	3,587,358
Tobacco - 0.5%
British American Tobacco PLC	640,836	32,820,768
Imperial Brands PLC	1,874,616	74,486,619
		107,307,387
TOTAL CONSUMER STAPLES		198,281,397

Financials - 0.6%
Capital Markets - 0.2%
Rathbones Group PLC	2,664,226	62,439,888
Insurance - 0.4%
Aviva PLC	6,493,517	57,035,145
Hiscox Ltd	1,345,495	24,304,181
		81,339,326
TOTAL FINANCIALS		143,779,214

Industrials - 1.8%
Aerospace & Defense - 0.1%
QinetiQ Group PLC	2,910,145	18,327,738
Building Products - 0.0%
Norcros PLC	822,128	3,240,088
Commercial Services & Supplies - 0.3%
Mitie Group PLC	29,140,580	63,088,703
Electrical Equipment - 0.0%
Volex PLC (a)	1,800,813	8,859,651
Industrial Conglomerates - 0.8%
DCC PLC	2,066,354	135,999,920
Metlen Energy & Metals PLC	451,256	22,964,191
		158,964,111
Machinery - 0.1%
Bodycote PLC	1,220,038	9,889,053
Luxfer Holdings PLC	662,429	8,081,634
		17,970,687
Passenger Airlines - 0.1%
JET2 PLC	1,589,241	27,746,675
Professional Services - 0.0%
Wilmington PLC	2,285,819	9,338,958
Trading Companies & Distributors - 0.4%
Bunzl PLC	716,293	21,755,784
RS GROUP PLC	10,956,820	80,102,468
		101,858,252
TOTAL INDUSTRIALS		409,394,863

Information Technology - 0.1%
Software - 0.1%
Pinewood Technologies Group PLC (b)	4,759,766	23,041,953
Materials - 0.3%
Chemicals - 0.0%
Essentra PLC	7,784,122	9,960,125
Construction Materials - 0.2%
SigmaRoc PLC (b)	32,725,267	49,611,826
Metals & Mining - 0.1%
Hill & Smith PLC	497,943	14,096,883
TOTAL MATERIALS		73,668,834

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
LSL Property Services PLC	1,191,302	3,990,784
Savills PLC	2,711,656	35,908,009
		39,898,793
TOTAL UNITED KINGDOM		1,281,625,222
UNITED STATES - 62.3%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Cars.com Inc (b)(e)	3,723,171	39,986,857
Media - 0.0%
Thryv Holdings Inc (b)	485,998	3,747,044
Wireless Telecommunication Services - 0.0%
Gogo Inc (b)	1,383,071	12,585,946
TOTAL COMMUNICATION SERVICES		56,319,847

Consumer Discretionary - 8.8%
Automobile Components - 1.5%
Adient PLC (b)	2,259,928	52,407,730
Aptiv PLC	1,106,607	89,745,828
LCI Industries	455,498	47,139,488
Lear Corp	632,396	66,180,241
Patrick Industries Inc	906,476	94,608,901
		350,082,188
Automobiles - 0.8%
General Motors Co	1,865,612	128,895,133
Harley-Davidson Inc (a)	2,346,008	63,295,296
		192,190,429
Diversified Consumer Services - 0.3%
Carriage Services Inc	337,242	15,074,717
Laureate Education Inc (b)	1,518,284	44,075,785
		59,150,502
Hotels, Restaurants & Leisure - 0.3%
Cheesecake Factory Inc/The (a)	1,240,766	61,790,147
Household Durables - 1.9%
DR Horton Inc	440,213	65,626,954
KB Home	1,068,047	66,667,494
M/I Homes Inc (b)	446,492	55,896,333
Meritage Homes Corp	1,312,865	88,697,160
Somnigroup International Inc	226,868	17,999,707
TopBuild Corp (b)	138,265	58,414,197
Tri Pointe Homes Inc (b)	2,242,473	71,422,765
		424,724,610
Leisure Products - 0.2%
BRP Inc Subordinate Voting Shares	329,211	20,650,946
Brunswick Corp/DE	490,767	32,444,606
		53,095,552
Specialty Retail - 1.9%
Academy Sports & Outdoors Inc	1,432,041	68,580,443
Advance Auto Parts Inc (a)	665,422	31,361,339
Bath & Body Works Inc	1,614,755	39,529,202
Caleres Inc	1,659,054	18,315,956
Dick's Sporting Goods Inc	444,345	98,400,200
Murphy USA Inc	123,400	44,201,880
Signet Jewelers Ltd	1,035,555	102,364,613
Ulta Beauty Inc (b)	73,371	38,144,115
		440,897,748
Textiles, Apparel & Luxury Goods - 1.9%
Crocs Inc (b)	1,171,008	95,659,644
Oxford Industries Inc (a)	420,953	15,512,117
PVH Corp	795,412	62,304,622
Samsonite Group SA (c)(d)	10,746,234	22,471,031
Steven Madden Ltd	2,116,860	71,782,723
VF Corp (a)	3,384,204	47,514,224
Wolverine World Wide Inc (a)(e)	4,905,595	111,357,007
		426,601,368
TOTAL CONSUMER DISCRETIONARY		2,008,532,544

Consumer Staples - 2.8%
Beverages - 1.2%
Constellation Brands Inc Class A	511,413	67,189,440
Keurig Dr Pepper Inc	1,270,800	34,514,927
Primo Brands Corp Class A	7,646,850	168,001,295
		269,705,662
Consumer Staples Distribution & Retail - 1.5%
Albertsons Cos Inc Class A	2,745,514	48,568,143
Dollar Tree Inc (b)	554,585	54,970,466
Grocery Outlet Holding Corp (b)	1,826,922	24,864,408
Performance Food Group Co (b)	1,876,641	181,546,251
Target Corp	374,100	34,686,552
		344,635,820
Food Products - 0.1%
Armanino Foods of Distinction Inc	1,317,933	13,377,019
Smithfield Foods Inc	961,947	21,316,746
		34,693,765
TOTAL CONSUMER STAPLES		649,035,247

Energy - 5.0%
Energy Equipment & Services - 0.3%
Cactus Inc Class A	1,488,915	65,765,376
Oil, Gas & Consumable Fuels - 4.7%
Antero Resources Corp (b)	3,348,401	103,499,075
Chord Energy Corp	1,596,472	144,831,940
Core Natural Resources Inc	1,398,379	110,471,941
Diamondback Energy Inc	1,065,747	152,604,313
Energy Transfer LP	2,578,100	43,389,423
Gulfport Energy Corp (b)	261,002	48,548,982
Northern Oil & Gas Inc (a)	2,272,770	50,296,400
Ovintiv Inc	5,276,499	197,921,477
Range Resources Corp	3,302,872	117,417,100
Shell PLC	2,697,491	101,127,388
Unit Corp (a)	188,312	6,050,464
		1,076,158,503
TOTAL ENERGY		1,141,923,879

Financials - 17.5%
Banks - 8.1%
ACNB Corp	329,512	14,887,352
Associated Banc-Corp	5,007,061	124,024,901
Bar Harbor Bankshares	545,944	16,012,538
Cadence Bank	2,832,925	106,914,590
Camden National Corp	321,355	12,259,693
Citigroup Inc	1,332,458	134,884,723
East West Bancorp Inc	694,188	70,529,501
FNB Corp/PA	6,402,802	100,652,047
Hancock Whitney Corp	1,488,042	84,982,079
KeyCorp	5,747,049	101,090,592
Nicolet Bankshares Inc	102,398	12,097,300
Old National Bancorp/IN	3,611,852	73,790,136
Plumas Bancorp	189,271	7,767,682
QCR Holdings Inc	526,441	39,161,946
Southern Missouri Bancorp Inc	49,802	2,611,617
Synovus Financial Corp	2,784,161	124,284,947
Union Bankshares Inc/Morrisville VT	60,576	1,382,344
United Community Banks Inc/GA	2,902,918	84,765,206
US Bancorp	2,757,190	128,705,629
Washington Trust Bancorp Inc	559,146	15,231,137
Webster Financial Corp	1,328,228	75,762,125
Wells Fargo & Co	4,493,043	390,759,950
West BanCorp Inc	600,825	12,779,548
Wintrust Financial Corp	779,892	101,401,558
		1,836,739,141
Capital Markets - 3.7%
Bank of New York Mellon Corp/The	503,986	54,395,209
Federated Hermes Inc Class B	2,232,805	108,246,386
Lazard Inc	2,900,662	141,552,306
LPL Financial Holdings Inc	255,107	96,254,422
Raymond James Financial Inc	914,753	145,143,859
SEI Investments Co	128,372	10,348,066
State Street Corp	1,222,744	141,422,571
Stifel Financial Corp	1,235,732	146,347,741
		843,710,560
Consumer Finance - 0.7%
Capital One Financial Corp	454,162	99,911,098
OneMain Holdings Inc	1,106,077	65,468,698
		165,379,796
Financial Services - 0.9%
Corpay Inc (b)	397,340	103,447,469
Essent Group Ltd	1,562,625	94,648,196
Federal Agricultural Mortgage Corp Class C	71,361	11,320,709
		209,416,374
Insurance - 4.1%
American Financial Group Inc/OH	629,096	82,839,361
First American Financial Corp	1,146,950	71,695,845
Hartford Insurance Group Inc/The	439,024	54,518,000
Primerica Inc	408,277	106,098,944
Reinsurance Group of America Inc	1,208,412	220,486,854
Selective Insurance Group Inc	1,180,236	88,918,980
Stewart Information Services Corp	786,550	53,697,768
Travelers Companies Inc/The	353,220	94,881,956
Unum Group	1,954,773	143,519,434
		916,657,142
TOTAL FINANCIALS		3,971,903,013

Health Care - 7.1%
Biotechnology - 0.8%
Gilead Sciences Inc	1,554,014	186,155,337
Health Care Providers & Services - 4.6%
Cigna Group/The	368,765	90,129,854
CVS Health Corp	1,465,858	114,556,803
Elevance Health Inc	208,640	66,180,608
Henry Schein Inc (b)	1,628,369	102,912,921
Labcorp Holdings Inc	543,590	138,050,116
Molina Healthcare Inc (b)	489,827	74,972,921
Quest Diagnostics Inc	267,107	46,997,476
Tenet Healthcare Corp (b)	311,610	64,344,349
UnitedHealth Group Inc	474,136	161,945,892
Universal Health Services Inc Class B	859,414	186,501,432
		1,046,592,372
Life Sciences Tools & Services - 0.6%
Avantor Inc (b)	2,840,439	33,573,989
ICON PLC (b)	585,237	100,555,421
		134,129,410
Pharmaceuticals - 1.1%
Elanco Animal Health Inc (b)	7,814,891	173,099,836
GSK PLC	3,301,345	77,295,889
		250,395,725
TOTAL HEALTH CARE		1,617,272,844

Industrials - 8.3%
Aerospace & Defense - 0.8%
Cadre Holdings Inc	761,821	32,346,920
Huntington Ingalls Industries Inc	363,099	116,925,140
V2X Inc (b)	646,193	36,891,158
		186,163,218
Air Freight & Logistics - 0.2%
FedEx Corp	211,400	53,657,548
Radiant Logistics Inc (b)	838,490	5,072,864
		58,730,412
Building Products - 1.1%
Builders FirstSource Inc (b)	428,467	49,775,011
Gibraltar Industries Inc (b)	831,284	51,863,809
Hayward Holdings Inc (b)	4,803,694	81,518,688
Janus International Group Inc (b)	6,024,442	57,834,643
		240,992,151
Commercial Services & Supplies - 0.3%
Brady Corp Class A	803,648	61,004,920
Construction & Engineering - 0.3%
Bowman Consulting Group Ltd (b)	451,163	19,530,846
WillScot Holdings Corp	2,074,868	45,128,379
		64,659,225
Electrical Equipment - 0.5%
Acuity Inc	196,658	71,790,003
Allient Inc	768,603	42,027,212
		113,817,215
Ground Transportation - 0.1%
Proficient Auto Logistics Inc (a)(b)(e)	1,698,664	12,706,006
Universal Logistics Holdings Inc (a)(e)	1,780,633	28,810,642
		41,516,648
Machinery - 2.1%
Allison Transmission Holdings Inc	68,357	5,642,869
Cummins Inc	79,500	34,795,560
Enpro Inc	425,059	98,617,939
Esab Corp	320,975	37,496,300
Gates Industrial Corp PLC (b)	3,428,466	75,700,529
Hillman Solutions Corp Class A (b)	1,252,704	11,549,931
Miller Industries Inc/TN	514,940	20,669,692
Terex Corp	1,903,985	87,621,390
Timken Co/The	929,037	72,938,695
Toro Co/The	419,689	31,363,359
		476,396,264
Professional Services - 2.2%
Barrett Business Services Inc	95,606	3,869,175
CACI International Inc (b)	128,851	72,446,475
Cbiz Inc (b)	802,291	44,126,005
Concentrix Corp (a)	739,280	29,800,377
Genpact Ltd	2,734,941	104,337,999
KBR Inc	1,766,037	75,657,025
Maximus Inc	1,423,609	118,330,380
Science Applications International Corp	582,000	54,539,220
		503,106,656
Trading Companies & Distributors - 0.7%
Core & Main Inc Class A (b)	1,414,777	73,823,064
Global Industrial Co	1,510,577	42,930,598
Rush Enterprises Inc Class A	871,798	43,075,539
		159,829,201
TOTAL INDUSTRIALS		1,906,215,910

Information Technology - 7.5%
Electronic Equipment, Instruments & Components - 4.2%
Advanced Energy Industries Inc	378,812	76,796,557
Belden Inc	815,552	99,375,011
CDW Corp/DE	115,176	18,355,599
Crane NXT Co (a)	2,467,967	156,098,913
Insight Enterprises Inc (b)	390,998	39,099,800
Methode Electronics Inc	205,467	1,382,792
Sanmina Corp (b)	841,116	115,274,948
TD SYNNEX Corp	1,800,783	281,804,532
Vontier Corp	4,483,020	172,596,270
		960,784,422
IT Services - 1.6%
Amdocs Ltd	2,143,826	180,638,779
Cognizant Technology Solutions Corp Class A	1,622,593	118,254,578
Kyndryl Holdings Inc (b)	1,936,101	55,992,041
		354,885,398
Semiconductors & Semiconductor Equipment - 1.1%
Diodes Inc (b)	1,214,552	64,808,495
Micron Technology Inc	392,013	87,720,749
MKS Inc	660,506	94,921,317
		247,450,561
Technology Hardware, Storage & Peripherals - 0.6%
Dell Technologies Inc Class C	478,796	77,569,739
Seagate Technology Holdings PLC	312,887	80,061,526
		157,631,265
TOTAL INFORMATION TECHNOLOGY		1,720,751,646

Materials - 3.2%
Chemicals - 0.8%
Axalta Coating Systems Ltd (b)	2,171,842	61,832,342
Element Solutions Inc	2,356,917	62,976,822
Perimeter Solutions Inc	2,832,693	66,596,612
		191,405,776
Construction Materials - 0.6%
Buzzi SpA	378,673	22,762,298
Eagle Materials Inc	484,532	102,875,834
GCC SAB de CV	152,080	1,460,348
RHI Magnesita NV	475,693	13,092,030
		140,190,510
Containers & Packaging - 1.5%
Graphic Packaging Holding CO	3,169,882	50,686,413
International Paper Co	1,060,521	40,978,531
Packaging Corp of America	480,561	94,074,622
Silgan Holdings Inc	3,766,483	145,461,574
		331,201,140
Metals & Mining - 0.3%
Warrior Met Coal Inc (a)	1,069,314	72,542,262
TOTAL MATERIALS		735,339,688

Real Estate - 0.8%
Industrial REITs - 0.1%
STAG Industrial Inc Class A	642,387	24,584,150
Real Estate Management & Development - 0.4%
Jones Lang LaSalle Inc (b)	252,252	76,959,563
Residential REITs - 0.1%
Camden Property Trust	319,974	31,831,014
Specialized REITs - 0.2%
Outfront Media Inc	2,396,377	42,391,909
TOTAL REAL ESTATE		175,766,636

Utilities - 1.1%
Electric Utilities - 1.1%
PG&E Corp	15,716,318	250,832,435
TOTAL UNITED STATES		14,233,893,689
TOTAL COMMON STOCKS (Cost $16,903,870,923)		22,425,214,124

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.18	420,151,378	420,235,409
Fidelity Securities Lending Cash Central Fund (g)(h)	4.18	189,958,713	189,977,709
TOTAL MONEY MARKET FUNDS (Cost $610,199,160)			610,213,118

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $17,514,070,083)	23,035,427,242
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(162,587,696)
NET ASSETS - 100.0%	22,872,839,546

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $109,881,093 or 0.5% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $153,449,942 or 0.7% of net assets.

(e)	Affiliated company.
(f)	Level 3 security.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $121,994,569.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	484,468,304	675,535,420	739,767,445	4,032,370	(870)	-	420,235,409	420,151,378	0.8%
Fidelity Securities Lending Cash Central Fund	211,871,787	610,376,272	632,270,350	176,053	-	-	189,977,709	189,958,713	0.7%
Total	696,340,091	1,285,911,692	1,372,037,795	4,208,423	(870)	-	610,213,118

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Bmtc Group Inc	29,558,063	-	349,322	-	331,438	(1,409,098)	28,131,081	3,035,019
Cars.com Inc	38,853,449	9,176,215	26,117	-	(761)	(8,015,929)	39,986,857	3,723,171
Daewon Pharmaceutical Co Ltd	20,241,835	-	-	-	-	(735,646)	19,506,189	2,142,922
EcoGreen International Group Ltd	65	-	-	-	-	-	65	51,434,282
Fursys Inc	29,766,910	-	-	-	-	(1,084,235)	28,682,675	900,000
Gabia Inc	16,161,881	-	14,603,755	-	10,843,154	(9,679,733)	-	-
Genky DrugStores Co Ltd	55,901,377	-	35,305	-	31,908	7,091,070	62,989,050	1,892,250
Goodfellow Inc	5,434,290	-	14,527	136,072	(84)	34,124	5,453,803	637,436
Halows Co Ltd	45,867,483	-	25,901	290,952	20,884	(6,225,863)	39,636,603	1,396,205
Hamakyorex Co Ltd	45,699,365	-	27,914	536,183	18,495	1,202,544	46,892,490	4,720,184
Huons Co Ltd	17,400,007	-	-	(80,203)	-	43,952	17,443,959	853,834
InBody Co Ltd	12,477,880	-	-	-	-	2,173,699	14,651,579	730,922
KSK Co Ltd/Inagi	15,199,393	-	8,444	-	6,918	2,404,634	17,602,501	513,773
Kingboard Holdings Inc	204,655,500	-	13,558,206	-	5,591,632	(4,356,991)	-	-
Kohsoku Corp	30,006,180	-	16,953	548,665	12,182	(1,064,408)	28,937,001	1,561,443
Kondotec Inc	15,998,490	-	9,851	238,888	7,456	536,714	16,532,809	1,516,590
Kwang Dong Pharmaceutical Co Ltd	18,423,691	-	-	-	-	(1,786,240)	16,637,451	4,164,491
Mi Chang Oil Industrial Co Ltd	14,266,201	-	-	-	-	(1,016,191)	13,250,010	173,900
Nadex Co Ltd	4,295,530	-	2,690	44,273	1,131	132,070	4,426,041	688,987
Nippo Ltd	10,667,174	-	6,390	-	5,170	139,150	10,805,104	605,518
Pack Corp/The	27,426,509	-	16,834	-	6,805	1,007,748	28,424,228	3,647,342
Parker Corp	13,204,073	-	8,639	201,303	6,809	1,512,127	14,714,370	2,024,671
Prim SA	17,935,103	-	11,543	-	5,057	2,550,552	20,479,169	1,287,466
Proficient Auto Logistics Inc	11,744,429	-	5,890	-	(2,205)	969,672	12,706,006	1,698,664
Quick Co Ltd	15,233,557	-	9,198	297,831	3,210	(215,594)	15,011,975	983,211
Sakai Moving Service Co Ltd	43,266,554	-	27,089	444,062	20,750	1,400,431	44,660,646	2,443,256
Sarantis SA	53,540,218	-	931,707	-	740,216	(3,281,223)	50,067,504	3,441,907
Senshu Electric Co Ltd	27,814,223	-	16,489	431,192	13,594	1,086,043	28,897,371	984,171
Snt Holdings Co Ltd	35,300,343	-	-	478,008	-	3,961,826	39,262,169	885,108
Sun Hing Vision Group Holdings Ltd	686,079	-	76,975	-	(595,687)	631,110	644,527	13,179,820
TSC Auto ID Technology Co Ltd	15,566,379	-	-	-	-	598,742	16,165,121	2,544,911
Totech Corp	40,386,799	-	25,574	455,431	23,245	4,074,704	44,459,174	2,147,838
Universal Logistics Holdings Inc	42,634,287	4,690	26,592	187,071	(1,226)	(13,800,517)	28,810,642	1,780,633
VSTECS Holdings Ltd	121,533,565	-	80,077	-	68,494	8,681,898	130,203,880	104,953,917
WIN-Partners Co Ltd	17,185,433	-	10,038	-	6,709	(862,345)	16,319,759	1,994,479
Whanin Pharmaceutical Co Ltd	8,726,184	-	-	-	-	(622,330)	8,103,854	1,016,010
Wolverine World Wide Inc	121,163,806	-	14,460,406	490,838	6,722,933	(2,069,326)	111,357,007	4,905,595
Youngone Holdings Co Ltd	75,745,251	-	-	1,076,161	-	(979,848)	74,765,403	752,000
Total	1,319,967,556	9,180,905	44,392,426	5,776,727	23,888,227	(16,972,707)	1,096,618,073

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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